Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Share - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Class A Common Stock [Member]
Numerator:
Allocation of net (loss) income	$ (331,364)	$ 67,604		$ (1,207,109)	$ (324,049)
Denominator:
Weighted average shares outstanding	6,281,964	18,385,000	5,041,048	3,547,888	18,385,000	17,896,428
Basic net (loss) income per share	$ (0.05)	$ 0	$ 4.15	$ (0.34)	$ (0.02)	$ (0.03)
Class B Common Stock [Member]
Numerator:
Allocation of net (loss) income	$ (2,664)	$ 16,901		$ (1,046,364)	$ (81,012)
Denominator:
Weighted average shares outstanding	50,508	4,596,250	4,607,658	3,075,432	4,596,250	4,596,250
Basic net (loss) income per share	$ (0.05)	$ 0	$ (0.03)	$ (0.34)	$ (0.02)	$ (0.03)